FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  March 31, 2003

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		March 31, 2003
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		46

Form 13F Information Table Value Total:		$90576

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000
)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ACENTURE, LTD.
COM
G1150G9EC
    388
25000
DEFINED 01
X


ALDERWOODS GROUP
COM
014383103
    350
100000
DEFINED 01
X


ALLIANCE SEMICON
COM
01877H100
    160
50000
DEFINED 01
X


ALLTEL
COM
020039103
  2462
55000
DEFINED 01
X


ALLTEL
COM
020039103
  1656
37000
DEFINED 01


X
AMERICAN PWR CONV
COM
029066107
    356
25000
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
  1685
255307
DEFINED 01
X


AT&T WIRELESS
COM
00209A106
    330
50000
DEFINED 01


X
AT&T
COM
001957505
    145
8954
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
    583
296000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  2386
50000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  2386
50000
DEFINED 01


X
CAPITAL AUTOMOTIV
COM
139733109
  6008
240899
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
  1247
50000
DEFINED 01


X
CHEVRON
COM
166764100
    647
10000
DEFINED 01
x


CHINA YUCHAI
COM

  1775
250000
DEFINED 01
X


CHUBB
COM
171232101
  1551
35000
DEFINED 01
X


CIT GROUP
COM
125581108
    860
51000
DEFINED 01
X


COMCAST
COM
200300200
  1221
44400
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
    825
30000
DEFINED 01


X
COMCAST CL A
COM
20030N101
    414
14484
DEFINED 01


X
COX COMMUNICAT
COM
224044107
  1016
326650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  2300
73920
DEFINED 01


X
DREYER'S GRAND
COM
261878102
  7907
114066
DEFINED 01
X


EQUIFAX
COM
294429105
  2445
122300
DEFINED 01
X


EQUIFAX
COM
294429105
  1000
50000
DEFINED 01


X
ENRON RESOURCES
COM
293562104
  1871
47300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
    509
78600
DEFINED 01
X


FRESH DEL MONTE
COM

  3904
256000
DEFINED 01
X


FRESH DEL MONTE
COM

  1525
100000
DEFINED 01


X
GLACIER WATER
COM
376395109
  3048
174400
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
    946
200000
DEFINED 01
X


HUMANE GENOME
COM
444903108
    428
50000
DEFINED 01
X


KROGER
COM
501044101
    658
50000
DEFINED 01


X
NOVELL
COM
670006105
    172
80200
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
12683
581400
DEFINED 01
X


PLAINS EXPLORATION
COM
726505100
  6161
905000
DEFINED 01
X


PLAINS EXPLORATION
COM
726505100
    413
50000
DEFINED 01


X
PLAINS RESOURCES
COM
726540503
  9656
905000
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
    534
50000
DEFINED 01


X
SCIQUEST
COM
80908Q107
    104
200000
DEFINED 01
X


SOLUTIA
COM
834376105
    271
175000
DEFINED 01
X


SOLUTIA
COM
834376105
    155
100000
DEFINED 01


X
SUPERVALU
COM
868536103
  3669
236700
DEFINED 01
X


SUPERVALU
COM
868536103
    775
50000
DEFINED 01


X
TENARIS
COM
88031M109
    991
44964
DEFINED 01
X




TOTAL						 90576